Lease liability - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 GBP (£) Lease	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Lease Liabilities [Abstract]
Repayment of principal portion of lease liabilities | £	£ 450,000	£ 0	£ 0
Number of leases | Lease	2
Lease description	One is a 3-month rolling lease ending to March 2021 and the other is a 6-month rolling lease to April 2021, both automatically renew unless cancellation notice is given.